SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Deutsche Massachusetts Tax-Free Fund

The following is in effect until August 11, 2014:

The name of the Fund is DWS Massachusetts Tax-Free Fund and the name of the Trust is DWS State Tax-Free Income Series.

DeAWM Distributors, Inc. (“DDI”) is known as DWS Investments Distributors, Inc. (“DIDI”).

DeAWM Service Company (“DSC”) is known as DWS Investments Service Company (“DISC”).

All references to “Deutsche Asset & Wealth Management” are replaced by “DWS Investments”.

All references to “Deutsche funds” are replaced by “DWS funds”.

All Web site references that include “deutschefunds.com” are replaced by “dws-investments.com”.